Note 1 - Basis of Presentation	9 Months Ended
Jan. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1 - Basis of Presentation

Note 1– Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for quarterly reports on Form 10-Q. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine and three-month period ended January 31, 2016, are not necessarily indicative of the results that may be expected for the year ended April 30, 2016. For further information, refer to the audited financial statements and footnotes thereto in our Annual Report on Form 10-K for the year ended April 30, 2015.